SUBSEQUENT EVENTS - Dividend (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends
Dividends declared per share (in dollars per share)		$ 0.230	$ 0.181	$ 0.121
Subsequent Event | Forecast
Dividends
Common stock, dividends, declared, increase, percentage (as a percent)	8.00%
Dividends declared per share (in dollars per share)	$ 0.065